Interest and Finance Costs	6 Months Ended
Jun. 30, 2018
Interest and Finance Costs [Abstract]
Interest and Finance Costs
11.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30,
	2018	2017
Interest on long-term debt	7,520	5,534
Amortization of debt issuance costs	570	237
Other	598	30
Total	8,688	5,801

Interest and finance costs-related party are analyzed as follows:

	June 30,
	2018	2017
Interest expense long term debt related party	802	380
Amortization of debt issuance costs related party	4	11
Convertible notes interest expense	1,351	761
Convertible notes amortization of debt discount	2,084	748
Total	4,241	1,900